UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to _________________

Date of Report (Date of earliest event reported) _____________________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2022-R3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Title Report (Title Diligence Summary)

Schedule 3 – Title Report (Title Diligence Exceptions)

Schedule 4 – Securitization Report (Rating Agency Grades)

Schedule 5 – Securitization Report (Valuation Summary)

Schedule 6 – Securitization Report (Business Purpose)

Schedule 7 – Compliance Report (Loan Level Exception)

Schedule 8 – Compliance Report (Exception Standard)

Schedule 9 – Compliance Summary

Schedule 10 – Exception Report

Schedule 11 – Itemized Report

Schedule 12 – Servicing Report (Cash Flow)

Schedule 13 – Servicing Report (Cash Settlement)

Schedule 14 – Servicing Report (Itemized)

Schedule 15 – Servicing Report (Pay History)

Schedule 16 – Servicing Report (Pay String)

Schedule 17 – Servicing Report (Upload)

Schedule 18 – Data Integrity Report

99.2	Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Rating Agency ATR QM Report

Schedule 6 – Non-ATR QM Report

Schedule 7 – ATR QM Report

Schedule 8 – Securitization Report

Schedule 9 – Valuations Summary

99.3	Disclosure required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC ("Opus")

Schedule 1 – Narrative

Schedule 2 – Securitization Cumulative Report (Exception Report)

Schedule 3 – Securitization Cumulative Report (Rating Agency Grades)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 12, 2022

Funding Depositor LLC
(Securitizer)

By:	/s/ Mohit Marria
Name: Mohit Marria
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Title Report (Title Diligence Summary)

Schedule 3 – Title Report (Title Diligence Exceptions)

Schedule 4 – Securitization Report (Rating Agency Grades)

Schedule 5 – Securitization Report (Valuation Summary)

Schedule 6 – Securitization Report (Business Purpose)

Schedule 7 – Compliance Report (Loan Level Exception)

Schedule 8 – Compliance Report (Exception Standard)

Schedule 9 – Compliance Summary

Schedule 10 – Exception Report

Schedule 11 – Itemized Report

Schedule 12 – Servicing Report (Cash Flow)

Schedule 13 – Servicing Report (Cash Settlement)

Schedule 14 – Servicing Report (Itemized)

Schedule 15 – Servicing Report (Pay History)

Schedule 16 – Servicing Report (Pay String)

Schedule 17 – Servicing Report (Upload)

Schedule 18 – Data Integrity Report

99.2	Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Rating Agency ATR QM Report

Schedule 6 – Non-ATR QM Report

Schedule 7 – ATR QM Report

Schedule 8 – Securitization Report

Schedule 9 – Valuations Summary

99.3	Disclosure required by Rule 15Ga-2 for Wipro Opus Risk Solutions, LLC ("Opus")

Schedule 1 – Narrative

Schedule 2 – Securitization Cumulative Report (Exception Report)

Schedule 3 – Securitization Cumulative Report (Rating Agency Grades)